Purchased Loans - Fair Value of Loans Determined to be Impaired (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2020
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually-required principal	$ 104,127
Nonaccretable difference	(68)
Cash flows expected to be collected	104,059
Accretable yield	(394)
Fair Value	$ 103,665
Financial Asset Acquired with Credit Deterioration [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually-required principal		$ 993
Nonaccretable difference		(68)
Cash flows expected to be collected		925
Accretable yield		(36)
Fair Value		$ 889